Segment information (Tables)	12 Months Ended
Dec. 31, 2010
Segment information (Tables) [Abstract]
Reportable Segments Information

(in millions)	PBM	EM	Total
2010
Product revenues:
Network revenues	$30,147.8	$—	$30,147.8
Home delivery and specialty revenues	13,398.2	—	13,398.2
Other revenues	—	1,153.9	1,153.9
Service revenues	260.9	12.4	273.3

Total revenues	43,806.9	1,166.3	44,973.2
Depreciation and amortization expense	236.9	7.8	244.7
Operating income	2,061.5	9.4	2,070.9
Interest income			4.9
Interest expense			(167.1)

Income before income taxes			1,908.7
Capital expenditures	116.9	3.0	119.9

2009
Product revenues:
Network revenues	$15,019.3	$—	$15,019.3
Home delivery and specialty revenues	8,352.9	—	8,352.9
Other revenues	—	1,073.0	1,073.0
Service revenues	264.7	12.4	277.1

Total revenues	23,636.9	1,085.4	24,722.3
Depreciation and amortization expense	98.3	8.4	106.7
Operating income	1,490.4	7.1	1,497.5
Interest income			5.3
Interest expense			(194.4)

Income before income taxes			1,308.4
Capital expenditures	145.4	2.1	147.5

2008
Product revenues:
Network revenues	$13,039.9	$—	$13,039.9
Home delivery and specialty revenues	7,436.6	—	7,436.6
Other revenues	—	1,201.2	1,201.2
Service revenues	250.4	13.1	263.5

Total revenues	20,726.9	1,214.3	21,941.2
Depreciation and amortization expense	86.1	8.0	94.1
Operating income	1,272.6	1.7	1,274.3
Non-operating charges, net			(2.0)
Undistributed loss from joint venture			(0.3)
Interest income			13.0
Interest expense			(77.6)

Income before income taxes			1,207.4
Capital expenditures	83.7	0.1	83.8

Balance sheet information about reportable segments

(in millions)	PBM	EM	DISC OP	Total
Total Assets
As of December 31, 2010	$10,155.1	$402.7	$—	$10,557.8
As of December 31, 2009	$11,629.1	$265.7	$36.4	$11,931.2